Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements).

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.
Note 3 – Fair Value Measurements (continued)

The following is a description of the valuation methodologies used for assets measured at fair value.

Money markets and other cash equivalents – Valued at quoted market prices, which represent the net asset value (NAV) of shares held by the Plan at year end. Money market and other cash equivalents are generally classified within level 1 of the valuation hierarchy.

Registered investment companies (mutual funds) – Valued at quoted market prices, which represent the NAV of shares held by the Plan at year end. Mutual funds are generally classified within level 1 of the valuation hierarchy.

Common stock – Valued at the closing price reported on the active market on which the individual securities are traded. Common stock is generally classified within level 1 of the valuation hierarchy.

Self-directed brokerage – The self-directed brokerage accounts include money markets, mutual funds, and common stock, which are valued within the brokerage account using level 1 valuation inputs.

Collective trusts – Units held in collective trusts are valued using the NAV of the funds. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. Participant transactions (purchases and sales) may occur daily at NAV. Investments in collective investment funds are redeemable daily at NAV, which is the readily determinable fair value. The common collective trust funds measured at NAV have not been classified in the fair value hierarchy.

The Plan invests in fourteen collective investment trusts, twelve of which are target date funds for investors expecting to retire around the year indicated in each fund's name. The price per share is quoted on a private market that is not active. One of the remaining collective trusts that the Plan invests in is the Putnam Stable Value Fund 15, which is designed to provide preservation of capital and achieve high current income through a diversified portfolio. The fund invests primarily in security-backed investment contracts issued by insurance companies and other financial institutions, fixed income securities, and money market funds. The remaining collective trust that the Plan invests in is the Cohen & Steers U.S. Realty Fund Class RS, which seeks to maximize total return by outperforming its benchmark, FTSE Nareit All Equity REITs Index, over the long term. The fund invests in a diversified portfolio of common stocks of real estate companies and other permitted investments. It invests in publicly traded real estate companies that own income-producing properties or land, including real estate investment trusts (REITs) and real estate corporations, primarily domiciled in the United States.

The valuation methods used by the Plan may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Note 3 – Fair Value Measurements (continued)

The following tables disclose by level, the fair value hierarchy, of the Plan's assets at fair value:

	Investment Assets at Fair Value as of December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Money markets and other cash equivalents	$176	$—	$—	$176
Registered investment companies	379,666	—	—	379,666
Common stock - Columbia Banking System, Inc.	15,070	—	—	15,070
Self-directed brokerage accounts	2,645	—	—	2,645
Total assets in the fair value hierarchy	$397,557	$—	$—	$397,557
Investments measured at NAV (1)
Collective trusts				$439,096
Total investments at fair value				$836,653

(1)	Certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	Investment Assets at Fair Value as of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money markets and other cash equivalents	$60	$—	$—	$60
Registered investment companies	344,389	—	—	344,389
Common stock – Columbia Banking System, Inc.	15,200	—	—	15,200
Self-directed brokerage accounts	4,387	—	—	4,387
Total assets in the fair value hierarchy	$364,036	$—	$—	$364,036
Investments measured at NAV (1)
Collective trusts				$385,417
Total investments at fair value				$749,453

(1)	Certain investments that were measured at net asset value per share have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following tables summarize investments for which fair value is measured using the NAV per share practical expedient:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(in thousands)
Collective trusts	$439,096	None	Daily	N/A

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(in thousands)
Collective trusts	$385,417	None	Daily	N/A